Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes

19. Income taxes

Income tax expense

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Current:
Domestic	92,814	184,180	162,408
Foreign	42,919	71,250	61,009

Total current tax expense	135,733	255,430	223,417

Deferred:
Domestic	94,911	187,134	127,185
Foreign	(4,536)	(5,144)	(4,060)

Total deferred tax expense	90,375	181,990	123,125

Total income tax expense	226,108	437,420	346,542

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2014, 2015 and 2016. The detailed amounts recorded directly in Equity are as follows:

	2014	2015	2016
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	161,269	403,690	(97,339)
Less: reclassification adjustments	(70,228)	(65,699)	(65,207)

Total	91,041	337,991	(162,546)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	—	126
Less: reclassification adjustments	—	—	—

Total	—	—	126

Pension liability adjustments:
Unrealized gains (losses)	71,646	87,654	(51,661)
Less: reclassification adjustments	2,442	(16)	(1,317)

Total	74,088	87,638	(52,978)

Total tax effect before allocation to noncontrolling interests	165,129	425,629	(215,398)

Reconciliation of Income tax expense

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015		2016
	(in millions of yen, except tax rates)
Income before income tax expense	726,343	1,267,653		1,196,605
Effective statutory tax rate	38.01%	35.64%		33.06%

Income tax calculated at the statutory tax rate	276,083	451,792		395,598
Income not subject to tax	(22,354)	(20,911)		(12,888)
Expenses not deductible for tax purposes	1,550	1,532		1,521
Tax rate differentials of subsidiaries	(1,611)	(3,517)		(2,208)
Change in valuation allowance (1)	(44,620)	(4,444)		(1,897)
Change in undistributed earnings of subsidiaries	932	16,084		(16,112)
Change in net operating loss carryforwards resulting from intercompany capital transactions	235	(1,290)		(1,446)
Effect of enacted change in tax rates	15,786 (2)	(21,714	) (3)	(7,976	) (4)
Other	107	19,888		(8,050)

Income tax expense	226,108	437,420		346,542

Notes:

(1)	In the fiscal year ended March 31, 2015, the MHFG Group partially changed the basis of presentation in respect of change in valuation allowance to represent the amount of change that directly affected Income tax expense. The current period’s presentation of change in valuation allowance excludes the effect of expiration of net operating loss carryforwards for which a valuation allowance had been fully recorded against the associated deferred tax assets. Refer to the roll-forward table in Note 19 for details of expiration of net operating loss carryforwards which affected the gross valuation allowance but not the total Income tax expense in prior periods.
(2)	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2015 was reduced to 35.64% from the previous rate of 38.01%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.
(3)	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2016 has been reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ending March 31, 2017 and thereafter will be 32.26%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.
(4)	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ending March 31, 2017 and 2018 will be reduced to 30.86% from the previous rate of 32.26%. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.

Deferred tax assets and liabilities

The components of net deferred tax assets (liabilities) at March 31, 2015 and 2016 are as follows:

	2015	2016
	(in millions of yen)
Deferred tax assets:
Investments	575,974	522,197
Allowance for loan losses	225,436	178,683
Derivative financial instruments	8,719	—
Net operating loss carryforwards (Note)	392,363	341,572
Other	197,335	170,414

	1,399,827	1,212,866
Valuation allowance	(388,551)	(339,922)

Deferred tax assets, net of valuation allowance	1,011,276	872,944

Deferred tax liabilities:
Available-for-sale securities	909,744	710,497
Prepaid pension cost and accrued pension liabilities	218,124	174,959
Derivative financial instruments	—	56,877
Trading securities	39,056	23,154
Undistributed earnings of subsidiaries	28,056	11,944
Premises and equipment	2,614	1,033
Other	49,717	38,990

Deferred tax liabilities	1,247,311	1,017,454

Net deferred tax assets (liabilities)	(236,035)	(144,510)

Note:	The amount includes ¥281,403 million and ¥268,544 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2015 and 2016, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2015 and 2016:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2015
Japan (1)	286	(283)	3
The United States	17	(11)	6
The United Kingdom (2)	86	(86)	—
Others	3	(3)	—

Total	392	(383)	9

2016
Japan (3)	270	(270)	—
The United States	16	(8)	8
The United Kingdom (4)	53	(53)	—
Others	3	(3)	—

Total	342	(334)	8

Notes:

(1)	¥279 billion of the Japan net operating losses of ¥286 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(2)	The United Kingdom net operating losses of ¥86 billion may be carried forward indefinitely.
(3)	¥265 billion of the Japan net operating losses of ¥270 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(4)	The United Kingdom net operating losses of ¥53 billion may be carried forward indefinitely.

Determination of valuation allowance

In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale securities to constitute a prudent and feasible tax-planning strategy and strong positive evidence. The Group has the ability to control when its available-for-sale securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.

Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.

Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.

A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group does not apply a consolidated taxation system with a few exceptions of non-principal subsidiaries outside Japan, deferred tax assets and liabilities are calculated separately for each legal entity. Therefore, changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and estimated availability of future taxable income sources of each entity.

In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2016, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.

The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the recent three years’ pretax results as of March 31, 2016. As it pertains to each entity with a cumulative loss, a valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2016, MHFG’s securities subsidiary in the United Kingdom recorded cumulative losses on the basis of the recent three years’ pretax results and recognized a full valuation allowance, as there was no positive evidence to overcome the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Balance at beginning of fiscal year	584,665	443,847	388,551
Changes that directly affected Income tax expense	(44,620)	(4,444)	(1,897)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	(6,313)	—	—
Others	(89,885)	(50,852)	(46,732)

Total	(96,198)	(50,852)	(46,732)

Balance at end of fiscal year	443,847	388,551	339,922

The decrease in the fiscal year ended March 31, 2014 of ¥44,620 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of the realizability of deferred tax assets that mainly reflected decreases in deductible temporary differences and increases in future taxable income, which led to the full de-recognition of valuation allowance in one of MHFG’s principal banking subsidiaries in Japan. The decreases in deductible temporary differences were primarily related to investments, while the increases in future taxable income were due to increases in net unrealized gains on available-for-sale securities. The decrease in others was primarily related to the portion of valuation allowance that the MHFG Group judged to be offset by gross deferred tax assets that related to certain investments. The primary portion of the decrease in others was related to the deferred tax assets against which a full valuation allowance had been recorded, and therefore there was no impact on the deferred tax expense although the valuation allowance decreased due to this offsetting.

The decrease in the fiscal year ended March 31, 2015 of ¥4,444 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of the realizability of deferred tax assets that mainly reflected decreases in deductible temporary differences. The decrease in the fiscal year ended March 31, 2015 of ¥50,852 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against MHFG’s net operating loss carryforwards due to tax rate reductions.

The decrease in the fiscal year ended March 31, 2016 of ¥1,897 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries. The decrease in the fiscal year ended March 31, 2016 of ¥46,732 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and the anticipated liquidation of one of MHFG’s subsidiaries.

Net operating loss carryforwards

At March 31, 2016, the MHFG Group had net operating loss carryforwards totaling ¥1,233 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2017	—
2018	865
2019	4
2020	—
2021	—
2022 and thereafter	364

Total	1,233

Included in net operating loss carryforwards in the above table are MHFG’s net operating loss carryforwards of ¥877 billion resulting mainly from intercompany capital transactions, ¥865 billion of which are net operating loss carryforwards generated in relation to a previous intragroup reorganization. The tax loss was recorded at MHFG in accordance with Japanese tax law. The net operating loss carryforwards due to this transaction are to expire in March 2018.

Uncertainty in income tax

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,454	1,691	1,632

Gross amount of increases (decreases) related to positions taken during prior years	(6)	(37)	(415)
Gross amount of increases related to positions taken during the current year	100	346	181
Amount of decreases related to settlements	—	(652)	—
Foreign exchange translation	143	284	(98)

Total unrecognized tax benefits at end of fiscal year	1,691	1,632	1,300

The total amount of unrecognized tax benefits including ¥699 million, ¥517 million and ¥506 million of interest and penalties was ¥1,691 million, ¥1,632 million and ¥1,300 million at March 31, 2014, 2015 and 2016, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2008, 2002 and 2002, respectively. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.